Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Allowances For Credit Losses And Investment in Financing Receivables

The allowances for credit losses and recorded investment in financing receivables as of December 31 are shown below:

	Mortgage loans	Nontrade receivables	Total

2013:
Allowance for credit losses:
Beginning balance	$85,250	6,892	92,142
Benefit	(18,500)	(675)	(19,175)

Ending balance	66,750	6,217	72,967

Ending balance individually evaluated for impairment	26,750	1,505	28,255

Ending balance collectively evaluated for impairment	$40,000	4,712	44,712

Financing receivables:
Ending balance	$6,201,275	28,789	6,230,064
Ending balance individually evaluated for impairment	116,750	1,505	118,255

Ending balance collectively evaluated for impairment	$6,084,525	27,284	6,111,809

	Mortgage loans	Nontrade receivables	Total

2012:
Allowance for credit losses:
Beginning balance	$75,018	8,871	83,889
Provision (benefit)	10,232	(1,979)	8,253

Ending balance	85,250	6,892	92,142

Ending balance individually evaluated for impairment	40,250	1,361	41,611

Ending balance collectively evaluated for impairment	$45,000	5,531	50,531

Financing receivables:
Ending balance	$6,130,584	22,377	6,152,961
Ending balance individually evaluated for impairment	116,750	1,361	118,111

Ending balance collectively evaluated for impairment	$6,013,834	21,016	6,034,850

Loan-to-Value Analysis

The loan-to-value analysis as of December 31 is shown below:

	Commercial		Residential		Total

2013:
Less than 50%	$2,025,011	32.7%	$578	100.0%	$2,025,589	32.7%
50% – 60%	1,668,987	26.9	—	—	1,668,987	26.9
60% – 70%	1,622,171	26.2	—	—	1,622,171	26.2
70% – 80%	477,096	7.7	—	—	477,096	7.7
80% – 90%	168,964	2.7	—	—	168,964	2.7
90% – 100%	—	—	—	—	—	—
Greater than 100%	238,468	3.8	—	—	238,468	3.8

Total	$6,200,697	100.0%	$578	100.0%	$6,201,275	100.0%

	Commercial		Residential		Total

2012:
Less than 50%	$1,735,242	28.3%	$1,042	100.0%	$1,736,284	28.3%
50% – 60%	1,859,780	30.3	—	—	1,859,780	30.3
60% – 70%	1,124,262	18.3	—	—	1,124,262	18.3
70% – 80%	960,158	15.7	—	—	960,158	15.7
80% – 90%	205,356	3.4	—	—	205,356	3.3
90% – 100%	95,890	1.6	—	—	95,890	1.6
Greater than 100%	148,854	2.4	—	—	148,854	2.5

Total	$6,129,542	100.0%	$1,042	100.0%	$6,130,584	100.0%

Debt Service Coverage Ratio

The debt service coverage ratio as of December 31 is shown below:

	2013	2012

Debt service coverage ratio:
Greater than 1.4x	$4,103,809	4,156,144
1.2x – 1.4x	955,230	776,303
1.0x – 1.2x	858,438	752,588
Less than 1.0x	283,220	444,507

Total commercial mortgage loans	$6,200,697	6,129,542

Nontrade Receivables and Allowance for Credit Losses

The nontrade receivable and allowance for credit losses by customer classification as of December 31 are shown below:

	2013			2012
	Agent	Reinsurer	Total	Agent	Reinsurer	Total

Nontrade receivables	$9,681	19,108	28,789	9,008	13,369	22,377
Allowance for credit losses	(4,712)	(1,505)	(6,217)	(5,531)	(1,361)	(6,892)

Net nontrade receivables	$4,969	17,603	22,572	3,477	12,008	15,485

Aging Analysis of Past Due Financing Receivables

Aging analysis of past-due financing receivables as of December 31 is shown below:

	31–60 past due	61–90 past due	Greater than 90 days past due	Total past due	Current (1)	Total

2013:
Mortgage loans	$—	—	—	—	6,201,275	6,201,275
Nontrade receivables	6,657	3,457	8,715	18,829	9,960	28,789

Total	$6,657	3,457	8,715	18,829	6,211,235	6,230,064

(1)	Current amount includes all receivables 30 days or less past due.

	31–60 past due	61–90 past due	Greater than 90 days past due	Total past due	Current (1)	Total

2012:
Mortgage loans	$—	—	—	—	6,130,584	6,130,584
Nontrade receivables	5,841	2,283	8,070	16,194	6,183	22,377

Total	$5,841	2,283	8,070	16,194	6,136,767	6,152,961

(1)	Current amount includes all receivables 30 days or less past due.